Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Payables	1,913	1,914
Trade payables	553	463
Debt for spectrum acquisition	1,184	1,293
Other payables	175	158
Payables to associates and joint ventures (Note 10)	1	—
Other non-current liabilities	1,692	1,632
Contractual liabilities (Note 23)	778	891
Deferred revenue	126	199
Current tax payables	784	542
Long-term insurance and reinsurance contracts liabilities from associates and joint ventures (Note 10)	4	—
Total	3,605	3,546

Schedule of Non-Current Portion of Long Term Debt
"Non-currrent debt for spectrum acquisition" as of December 31, 2023 and December 31, 2022, is detailed below:

Millions of euros	12/31/2023	12/31/2022
Telefónica Spain	69	74
Telefónica Colombia	108	85
Telefónica Brazil	211	243
Telefónica Germany	791	891
Telefónica Uruguay	5	—
Total	1,184	1,293